Leases - Summary of Movements in Right of Use Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reconciliation Of Changes In Right-Of-Use Assets [Abstract]
Balance at beginning of period	$ 15,635	$ 14,268
Changes In Right-Of-Use Assets [Abstract]
Additions	2,159	3,814
Depreciation charge	(2,640)	(3,646)
Currency translation effects	(986)	1,199
Balance at end of period	$ 14,168	$ 15,635